Note 3 - Revenue From Contracts With Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,497,500	$ 5,216,894
FirstService Residential Segment [Member]
Revenues	2,286,597	2,134,469
FirstService Brands Segment [Member]
Revenues	3,210,903	3,082,425
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	2,973,944	2,857,489
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	226,883	216,558
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 10,076	$ 8,378